Principles Underlying Preparation of Consolidated Financial Statements - Summary of Provisional Impact of IFRS 9 Adoption (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	₽ 18,406	₽ 18,997
Trade and other receivables	9,648	5,679
Deferred tax assets	245	270
Total assets	45,059	39,674
Liabililies
Net impact on equity, Including	21,157	19,969	₽ 22,436	₽ 8,334
Retained earnings	5,715	₽ 4,808
In accordance with IFRS 9 [member]
Assets
Cash and cash equivalents	(130)
Trade and other receivables	(38)
Loans issued	(93)
Debt instruments	(5)
Deferred tax assets	75
Total assets	(191)
Liabililies
Other current liabilities	(111)
Total Liabililies	(111)
Net impact on equity, Including	(302)
Retained earnings	₽ (302)